Property, Plant and Equipment - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 5,093,147	$ 5,078,650
South Piceance Basin [Member]
Property, Plant and Equipment [Line Items]
Percentage of leasehold interest in unproved oil and gas properties	49.00%
Area of leasehold interest in unproved oil and gas properties | a	54,000
Cost of leasehold interest in unproved oil and gas properties	$ 165,000
Combined Carrying Value of the Three Groups of Wells [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 252,000
Land and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			5 years
Land and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			25 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			4 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range			15 years
Assets Related to Blast Furnace Project at St. James Parish Site [Member] | Raw Materials [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down		$ 84,100